Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 393,294		¥ 1,906,753	¥ 2,982,510	¥ 2,704,091
Restricted cash		364			1,000	2,500
Short-term investments		65,519		160,345		450,477
Accounts receivable, net of allowance for doubtful accounts		41,078		175,518		282,431
Amounts due from related parties		83,223		515,454		572,201
Other current assets		65,925		255,680		453,269
Long-term investments		149,090		988,266		1,025,065
Property and equipment, net		50,419		303,349		346,653
Deferred tax assets		16,491		72,654		113,384
Other non-current assets		7,266		125,871		49,971
Total Assets		1,165,625		6,494,854		8,014,264
Accrued payroll and welfare expenses		97,622		622,494		671,200
Deferred revenue		20,788		201,254		142,925
Deferred tax liabilities		9,758		50,121		67,092
Other current liabilities		105,105		489,389		722,652
Total Liabilities		267,455		1,987,108		1,838,887
Revenue:
Total revenues		481,430	¥ 3,310,062	2,846,006	2,561,636
Less: business taxes and related surcharges		(2,975)	(20,454)	(19,098)	(48,064)
Net revenues		478,455	3,289,608	2,826,908	2,513,572
Total other income		12,372	85,073	91,777	66,256
Net income		116,899	803,746	761,862	597,891
Net income attributable to Noah Holdings Limited shareholders		117,997	811,297	762,923	643,829
Cash flows (used in) provided by operating activities		149,718	1,029,386	628,383	686,247
Cash flows provided by (used in) investing activities		(57,549)	(395,677)	(833,857)	(883,793)
Cash flows provided by financing activities		15,973	109,825	(791,789)	994,635
One Time Commissions
Revenue:
Revenues from others	[1]	106,612	733,009	541,025	817,324
Revenues from funds Gopher manages		42,904	294,984	561,060	321,442
Total revenues			1,027,993
Recurring Service Fees
Revenue:
Revenues from others	[1]	86,373	593,856	605,092	535,711
Revenues from funds Gopher manages		178,469	1,227,061	860,730	775,726
Total revenues			1,776,549
Performance Based Income
Revenue:
Revenues from others	[1]	6,269	43,101	86,494	20,390
Revenues from funds Gopher manages		14,622	100,533	54,502	39,501
Total revenues			143,634
Other Service
Revenue:
Revenues from others	[1]	52,634	361,886	195,073	119,582
Total revenues			361,886
Revenues from Others [Member]
Revenue:
Revenues from others	[1]	251,888	1,731,852	1,427,684	1,493,007
Revenues from Funds Gopher Manages
Revenue:
Revenues from funds Gopher manages		240,246	1,651,805	1,499,606	1,138,457
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		66,332		394,672		456,063
Restricted cash		364				2,500
Short-term investments		59,040				405,930
Accounts receivable, net of allowance for doubtful accounts		1,670		2,795		11,484
Amounts due from related parties		40,704		155,570		279,860
Other current assets		16,981		88,740		116,756
Long-term investments		60,899		192,920		418,710
Investment in affiliates		147,126		920,848		1,011,565
Property and equipment, net		3,590		25,458		24,681
Deferred tax assets		4,284		6,136		29,452
Other non-current assets		2,585		12,641		17,767
Total Assets		403,575		1,799,780		2,774,768
Accrued payroll and welfare expenses		15,745		83,553		108,257
Income tax payable		7,155		(2,507)		49,192
Amounts due to the Group's subsidiaries		88,203		498,557		606,440
Deferred revenue		3,441		33,301		23,658
Deferred tax liabilities		1,688				11,609
Other current liabilities		11,072		40,942		76,129
Total Liabilities		127,304		653,846		¥ 875,285
Revenue:
Total revenues		104,454	718,184	447,109	445,277
Less: business taxes and related surcharges		(540)	(3,715)	(2,792)	(10,206)
Net revenues		103,914	714,469	444,317	435,071
Total operating cost and expenses		(54,233)	(372,870)	(361,765)	(452,182)
Total other income		10,635	73,119	43,281	67,038
Net income		46,096	316,951	149,703	24,381
Net income attributable to Noah Holdings Limited shareholders		44,636	306,912	147,483	22,122
Cash flows (used in) provided by operating activities	[2]	62,397	429,008	426,663	(316,765)
Cash flows provided by (used in) investing activities		(55,171)	(379,327)	(372,590)	28,995
Cash flows provided by financing activities		2,067	14,210	15,680	14,856
Variable Interest Entity, Primary Beneficiary | One Time Commissions
Revenue:
Revenues from others		1,912	13,146	16,521	1,184
Revenues from funds Gopher manages		303	2,085	1,012	2,887
Variable Interest Entity, Primary Beneficiary | Recurring Service Fees
Revenue:
Revenues from others		2,456	16,884	24,275	56,998
Revenues from funds Gopher manages		72,994	501,873	306,883	278,460
Variable Interest Entity, Primary Beneficiary | Performance Based Income
Revenue:
Revenues from others		77	531	2,389	8,596
Revenues from funds Gopher manages		13,399	92,127	37,240	38,414
Variable Interest Entity, Primary Beneficiary | Other Service
Revenue:
Revenues from others		13,313	91,538	58,789	58,738
Variable Interest Entity, Primary Beneficiary | Revenues from Others [Member]
Revenue:
Revenues from others		17,758	122,099	101,974	125,516
Variable Interest Entity, Primary Beneficiary | Revenues from Funds Gopher Manages
Revenue:
Revenues from funds Gopher manages		$ 86,696	¥ 596,085	¥ 345,135	¥ 319,761

[1]	Starting from 2018, the Group reports revenue streams in two categories-revenues from funds Gopher manages and revenues from others, instead of the previous categories-third-party revenues and related party revenues, to provide more relevant and accurate information. The Group also revised the comparative period presentation to conform to current period classification.
[2]	Cash flows provided by operating activities in 2016, 2017 and 2018 include amounts due to the Group's subsidiaries of RMB125,714, RMB479,138 and RMB606,440 (US$88,203).